Computer Equipment (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Depreciation expense	$ 457	$ 321	$ 451	$ 93